SCHEDULES OF INVESTMENTS

ROYCE DIVIDEND VALUE FUND

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.4%

Consumer Discretionary – 4.0%
Auto Components - 0.3%
Nokian Renkaat [1]	18,000	$172,803
Household Durables - 0.8%
PulteGroup	10,900	408,750
Specialty Retail - 2.9%
Rent-A-Center	36,466	638,520
USS [1]	56,000	861,897
		1,500,417
Total		2,081,970

Energy – 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Gaztransport Et Technigaz [1]	7,800	862,955
Total		862,955

Financials – 26.1%
Banks - 4.3%
BOK Financial	15,414	1,369,688
Triumph Bancorp [2]	15,750	856,012
		2,225,700
Capital Markets - 21.8%
Ashmore Group [1]	244,300	535,479
B3-Brasil, Bolsa, Balcao	336,600	814,302
Bolsa Mexicana de Valores	444,000	745,162
Carlyle Group	60,820	1,571,589
Coronation Fund Managers [1]	153,700	254,203
Evercore Cl. A	13,500	1,110,375
Jupiter Fund Management [1]	225,700	230,976
KKR & Co.	14,738	633,734
Moelis & Company Cl. A	19,359	654,528
SEI Investments	37,900	1,858,995
Sprott	58,860	1,974,996
State Street	16,800	1,021,608
		11,405,947
Total		13,631,647

Health Care – 3.1%
Health Care Providers & Services - 0.9%
Ensign Group (The)	5,951	473,105
Pharmaceuticals - 2.2%
Recordati Industria Chimica e Farmaceutica [1]	24,210	889,366
Santen Pharmaceutical [1]	41,600	278,788
		1,168,154
Total		1,641,259

Industrials – 43.3%
Aerospace & Defense - 5.1%
HEICO Corporation Cl. A	23,259	2,665,947
Building Products - 0.7%
Geberit [1]	800	342,284

Commercial Services & Supplies - 0.4%
Healthcare Services Group	15,700	189,813
Construction & Engineering - 1.7%
Comfort Systems USA	8,959	871,979
Electrical Equipment - 4.4%
Hubbell Incorporated	10,362	2,310,726
Machinery - 13.0%
Graco	25,224	1,512,179
Lincoln Electric Holdings	10,022	1,259,966
Lindsay Corporation	17,400	2,493,072
Spirax-Sarco Engineering [1]	13,478	1,548,222
		6,813,439
Marine - 2.0%
Clarkson [1]	35,040	1,022,529
Professional Services - 9.3%
KBR	64,590	2,791,580
Korn Ferry	10,023	470,580
ManpowerGroup	19,300	1,248,517
Robert Half International	4,794	366,741
		4,877,418
Road & Rail - 0.6%
Werner Enterprises	8,643	324,977
Trading Companies & Distributors - 6.1%
Applied Industrial Technologies	31,294	3,216,397
Total		22,635,509

Information Technology – 1.9%
Electronic Equipment, Instruments & Components - 1.4%
Vishay Intertechnology	42,497	756,022
Software - 0.5%
SimCorp [1]	4,200	235,122
Total		991,144

Materials – 18.4%
Chemicals - 1.7%
Quaker Houghton	6,122	883,895
Containers & Packaging - 3.7%
AptarGroup	20,396	1,938,232
Metals & Mining - 13.0%
Franco-Nevada	18,335	2,190,666
Reliance Steel & Aluminum	10,288	1,794,330
Royal Gold	11,600	1,088,312
Worthington Industries	44,460	1,695,704
		6,769,012
Total		9,591,139

TOTAL COMMON STOCKS
(Cost $25,780,668)		51,435,623

REPURCHASE AGREEMENT – 1.7%
Fixed Income Clearing Corporation, 0.83% dated 9/30/22, due 10/3/22, maturity value $872,631 (collateralized by obligations of various U.S. Government Agencies, 3.00% due 7/15/25, valued at $890,100)
(Cost $872,570)		872,570

TOTAL INVESTMENTS – 100.1%
(Cost $26,653,238)	52,308,193

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%	(51,408)

NET ASSETS – 100.0%	$52,256,785

SCHEDULES OF INVESTMENTS

ROYCE GLOBAL FINANCIAL SERVICES FUND

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 95.9%

Banks - 18.3%
Bank of N.T. Butterfield & Son	5,805	$188,430
BOK Financial	10,450	928,587
Capital City Bank Group	16,988	528,497
First Citizens BancShares Cl. A	1,564	1,247,181
First Republic Bank	2,599	339,299
Popular	16,251	1,171,047
Umpqua Holdings	17,400	297,366
Total		4,700,407

Capital Markets - 49.6%
Ares Management Cl. A	12,337	764,277
Artisan Partners Asset Management Cl. A	7,512	202,298
B3-Brasil, Bolsa, Balcao	183,000	442,713
Canaccord Genuity Group	113,715	557,318
Carlyle Group	21,185	547,420
Charles Schwab	14,671	1,054,405
Coronation Fund Managers [1]	61,200	101,218
CRISIL [1]	14,000	558,898
Egyptian Financial Group-Hermes Holding Company [1,2]	221,749	130,735
GCM Grosvenor Cl. A	21,300	168,057
Intermediate Capital Group [1]	39,111	425,783
JSE [1]	51,000	284,049
KKR & Co.	16,120	693,160
MarketAxess Holdings	1,581	351,757
MarketWise Cl. A [2]	88,300	201,324
NZX [1]	580,000	389,802
Raymond James Financial	2,900	286,578
Rothschild & Co [1]	13,900	454,853
SEI Investments	9,540	467,937
Silvercrest Asset Management Group Cl. A	27,612	451,456
Sprott	40,500	1,358,942
StoneX Group [2]	9,846	816,627
Tel Aviv Stock Exchange [1]	273,000	1,413,045
U.S. Global Investors Cl. A	165,500	474,985
Warsaw Stock Exchange [1]	23,169	152,689
Total		12,750,326

Closed-End Funds - 1.1%
Eagle Point Income	19,341	274,396
Total		274,396

Diversified Financial Services - 2.3%
Banco Latinoamericano de Comercio Exterior Cl. E	25,700	335,642
ECN Capital	75,000	248,127
Total		583,769

Insurance - 7.3%
Axis Capital Holdings	11,554	567,879
E-L Financial	1,638	996,069
James River Group Holdings	13,700	312,497
Total		1,876,445

IT Services - 1.2%
PayPal Holdings [2]	3,466	298,319
Total		298,319

Metals & Mining - 4.4%
Franco-Nevada	9,523	1,137,808
Total		1,137,808

Professional Services - 0.5%
Quess Corp [1]	17,756	139,680
Total		139,680

Real Estate Management & Development - 8.8%
Altus Group	23,760	770,241
Colliers International Group	1,729	158,480
FirstService Corporation	8,379	997,185
Real Matters [2]	100,000	343,867
Total		2,269,773

Software - 1.0%
Envestnet [2]	6,000	266,400
Total		266,400

Thrifts & Mortgage Finance - 1.4%
Provident Bancorp	25,000	357,750
Total		357,750

TOTAL COMMON STOCKS
(Cost $15,617,977)		24,655,073

REPURCHASE AGREEMENT – 4.4%
Fixed Income Clearing Corporation,
0.83% dated 9/30/22, due 10/3/22,
maturity value $1,135,185 (collateralized
by obligations of various U.S. Government
Agencies, 2.875% due 6/15/25, valued at $1,157,843)
(Cost $1,135,107)		1,135,107

TOTAL INVESTMENTS – 100.3%
(Cost $16,753,084)		25,790,180

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%		(66,634)

NET ASSETS – 100.0%		$25,723,546

SCHEDULES OF INVESTMENTS

ROYCE INTERNATIONAL PREMIER FUND

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 92.3%

Australia – 7.3%
Bravura Solutions [1]	8,392,312	$6,611,978
Hansen Technologies [1]	7,886,924	22,373,074
IPH [1]	3,977,024	23,943,969
Total		52,929,021

Brazil – 3.4%
Boa Vista Servicos	7,528,400	8,220,133
Odontoprev	8,908,800	14,533,251
TOTVS	320,300	1,742,713
Total		24,496,097

Canada – 4.2%
Altus Group	152,100	4,930,711
Enghouse Systems	677,500	14,223,405
Open Text	415,800	10,989,871
Total		30,143,987

Denmark – 1.6%
Chr. Hansen Holding [1]	108,200	5,303,860
SimCorp [1]	112,500	6,297,927
Total		11,601,787

Germany – 4.7%
Amadeus Fire [1]	80,898	6,672,930
New Work [1]	130,402	15,610,205
Norma Group [1]	829,100	11,232,720
Total		33,515,855

Iceland – 2.5%
Marel [1]	2,997,170	9,294,081
Ossur [1,2]	2,300,247	8,975,733
Total		18,269,814

India – 0.4%
AIA Engineering [1]	84,541	2,579,719
Total		2,579,719

Italy – 3.8%
Carel Industries [1]	448,054	8,372,638
DiaSorin [1]	90,063	10,063,828
GVS [1,2]	1,497,212	8,742,794
Total		27,179,260

Japan – 23.4%
As One [1]	251,700	10,353,854
Benefit One [1]	564,100	7,808,907
BML [1]	897,300	20,241,974
Fukui Computer Holdings [1]	688,900	16,144,478
JCU [1]	707,100	14,218,764
Meitec Corporation [1]	1,079,800	17,150,769
NSD [1]	643,000	10,867,385
OBIC Business Consultants [1]	737,200	22,683,015
Riken Keiki [1]	209,900	5,597,662
TKC Corporation [1]	1,021,600	24,254,473
USS [1]	501,400	7,717,056
Zuken [1]	470,800	11,389,981
Total		168,428,318

Netherlands – 1.4%
IMCD [1]	87,500	10,384,403
Total		10,384,403

Poland – 1.9%
Asseco Poland [1]	989,200	13,743,134
Total		13,743,134

Singapore - 1.6%
XP Power [1]	623,121	11,679,058
Total		11,679,058

South Korea – 3.5%
Douzone Bizon [1]	403,100	8,775,354
NICE Information Service [1]	1,732,400	16,072,760
Total		24,848,114

Sweden – 9.9%
Alimak Group [1]	1,792,827	9,550,743
Bravida Holding [1]	1,390,028	11,388,462
Hexpol [1]	783,600	6,410,039
Karnov Group [1,2]	2,682,447	13,100,342
Loomis [1]	923,000	22,649,662
Norva24 Group [1,2]	2,793,763	7,972,316
Total		71,071,564

Switzerland – 5.1%
dormakaba Holding [1]	26,600	8,959,140
Kardex Holding [1]	63,200	8,365,650
Partners Group Holding [1]	10,400	8,355,026
VZ Holding [1]	158,885	11,123,801
Total		36,803,617

United Kingdom – 17.6%
Ashmore Group [1]	2,267,350	4,969,782
Croda International [1]	127,000	9,072,148
Diploma [1]	349,798	8,968,526
DiscoverIE Group [1]	1,974,155	14,181,365
Intertek Group [1]	269,000	11,066,819
Learning Technologies Group [1]	14,176,900	16,586,597
Marlowe [1,2]	2,168,345	19,436,372
Restore [1]	4,116,877	17,001,286
Spirax-Sarco Engineering [1]	87,700	10,074,129
Victrex [1]	830,145	15,345,153
Total		126,702,177

TOTAL COMMON STOCKS
(Cost $867,971,949)		664,375,925

PREFERRED STOCK– 2.3%
Germany – 2.3%
FUCHS PETROLUB [1]	637,400	16,216,997
(Cost $28,424,085)		16,216,997

REPURCHASE AGREEMENT – 5.6%
Fixed Income Clearing Corporation,
0.83% dated 9/30/22, due 10/3/22,
maturity value $40,659,781 (collateralized
by obligations of various U.S. Government
Agencies, 2.875% due 6/15/25, valued at $41,470,170)
(Cost $40,656,969)	40,656,969

TOTAL INVESTMENTS – 100.2%
(Cost $937,053,003)	721,249,891

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%	(1,223,582)

NET ASSETS – 100.0%	$720,026,309

SCHEDULES OF INVESTMENTS

ROYCE MICRO-CAP FUND

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.4%

Communication Services – 4.0%
Entertainment - 1.8%
Chicken Soup for the Soul Entertainment Cl. A [2]	227,221	$1,563,280
Gaia Cl. A [2]	316,611	769,365
IMAX Corporation [2]	176,300	2,489,356
		4,822,001
Interactive Media & Services - 1.0%
Enthusiast Gaming Holdings [2]	242,300	206,982
QuinStreet [2]	238,846	2,507,883
		2,714,865
Media - 1.2%
Magnite [2]	170,700	1,121,499
Thryv Holdings [2]	97,704	2,230,582
		3,352,081
Total		10,888,947

Consumer Discretionary – 10.3%
Auto Components - 2.4%
Modine Manufacturing [2]	282,300	3,652,962
Stoneridge [2]	152,600	2,586,570
Unique Fabricating [2]	282,743	148,101
		6,387,633
Hotels, Restaurants & Leisure - 1.4%
Century Casinos [2]	346,100	2,270,416
Lindblad Expeditions Holdings [2,3]	228,300	1,543,308
		3,813,724
Household Durables - 0.8%
Legacy Housing [2]	121,973	2,091,837
Leisure Products - 0.8%
American Outdoor Brands [2]	20,038	175,733
MasterCraft Boat Holdings [2]	110,800	2,088,580
		2,264,313
Specialty Retail - 4.2%
Barnes & Noble Education [2]	329,900	791,760
Chico’s FAS [2]	481,300	2,329,492
Citi Trends [2]	104,524	1,621,167
JOANN	163,900	1,085,018
OneWater Marine Cl. A [2]	58,200	1,752,402
Shoe Carnival	112,322	2,408,184
Zumiez [2]	68,500	1,474,805
		11,462,828
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group [2]	247,600	846,792
Vera Bradley [2]	374,900	1,128,449
		1,975,241
Total		27,995,576

Energy – 2.3%
Energy Equipment & Services - 2.3%
Natural Gas Services Group [2]	292,613	2,937,835
Newpark Resources [2]	875,100	2,205,252
Profire Energy [2]	1,410,332	1,199,064
Total		6,342,151

Financials – 14.0%
Banks - 7.1%
Allegiance Bancshares	73,800	3,072,294
BayCom Corporation	167,842	2,950,663
HarborOne Bancorp	255,953	3,434,889
HBT Financial	195,400	3,546,510
HomeTrust Bancshares	125,600	2,775,760
Investar Holding Corporation	178,800	3,558,120
Midway Investments [2,4]	1,858,170	0
PCSB Financial	69	1,237
		19,339,473
Capital Markets - 4.8%
B. Riley Financial	54,500	2,426,340
Canaccord Genuity Group	362,460	1,776,417
Silvercrest Asset Management Group Cl. A	177,500	2,902,125
Sprott	74,280	2,492,401
StoneX Group [2]	39,700	3,292,718
		12,890,001
Thrifts & Mortgage Finance - 2.1%
Territorial Bancorp	122,408	2,269,444
Western New England Bancorp	428,400	3,482,892
		5,752,336
Total		37,981,810

Health Care – 9.1%
Biotechnology - 1.6%
CareDx [2]	32,200	548,044
Dynavax Technologies [2]	198,000	2,067,120
MeiraGTx Holdings [2]	198,900	1,672,749
		4,287,913
Health Care Equipment & Supplies - 5.8%
Apyx Medical [2,3]	321,327	1,442,758
Artivion [2]	182,755	2,529,329
AtriCure [2]	42,800	1,673,480
Bioventus Cl. A [2,3]	336,464	2,355,248
Cutera [2,3]	55,700	2,539,920
OrthoPediatrics Corp. [2]	53,900	2,486,946
Profound Medical [2]	212,800	861,152
Surmodics [2]	63,822	1,940,189
		15,829,022
Life Sciences Tools & Services - 1.7%
Harvard Bioscience [2]	666,652	1,706,629
Inotiv [2,3]	49,300	830,705
NeoGenomics [2]	75,900	653,499
Quanterix Corporation [2]	116,600	1,284,932
		4,475,765
Total		24,592,700

Industrials – 24.1%
Aerospace & Defense - 1.8%
Astronics Corporation [2]	233,000	1,831,380
Cadre Holdings	110,200	2,651,412
CPI Aerostructures [1,2]	360,790	436,556
		4,919,348
Building Products - 0.9%
Quanex Building Products	136,400	2,477,024

Commercial Services & Supplies - 2.9%
Acme United	72,400	1,666,648
Heritage-Crystal Clean [2]	124,474	3,680,696
VSE Corporation	71,000	2,513,400
		7,860,744
Construction & Engineering - 5.3%
Concrete Pumping Holdings [2]	279,300	1,801,485
Construction Partners Cl. A [2]	145,100	3,805,973
IES Holdings [2]	59,800	1,651,676
Northwest Pipe [2]	135,800	3,815,980
NV5 Global [2]	26,200	3,244,084
		14,319,198
Electrical Equipment - 0.6%
American Superconductor [2]	320,400	1,403,352
Power Solutions International [1,2]	43,914	70,262
		1,473,614
Machinery - 5.5%
Alimak Group [1]	196,200	1,045,196
CIRCOR International [2]	103,700	1,710,013
Commercial Vehicle Group [2]	222,400	1,000,800
Graham Corporation [2]	225,003	1,977,777
Luxfer Holdings	162,200	2,351,900
Porvair [1]	320,800	1,777,691
Shyft Group (The)	93,700	1,914,291
Wabash National	209,800	3,264,488
		15,042,156
Marine - 0.8%
Clarkson [1]	78,024	2,276,878
Professional Services - 4.2%
CRA International	33,883	3,006,777
Forrester Research [2]	66,000	2,376,660
Kforce	42,732	2,506,232
Resources Connection	194,652	3,517,362
		11,407,031
Trading Companies & Distributors - 2.1%
Distribution Solutions Group [2]	71,265	2,007,535
Transcat [2]	48,474	3,668,997
		5,676,532
Total		65,452,525

Information Technology – 27.5%
Communications Equipment - 6.4%
Applied Optoelectronics [2]	49,700	135,184
Clearfield [2]	37,400	3,913,536
Comtech Telecommunications	129,502	1,296,315
Digi International [2]	135,600	4,687,692
DZS [2]	93,800	1,059,940
EMCORE Corporation [2]	457,200	763,524
Genasys [2]	540,001	1,495,803
Harmonic [2]	306,600	4,007,262
		17,359,256
Electronic Equipment, Instruments & Components - 5.3%
Arlo Technologies [2]	230,700	1,070,448
FARO Technologies [2]	76,145	2,089,419
LightPath Technologies Cl. A [2]	828,984	887,013
Luna Innovations [2]	463,800	2,059,272
nLIGHT [2]	179,150	1,692,967
PAR Technology [2]	58,500	1,727,505
PowerFleet [2]	551,219	1,697,755
VIA optronics ADR [2]	172,005	275,208
Vishay Precision Group [2]	97,100	2,873,189
		14,372,776
IT Services - 1.6%
Cass Information Systems	63,916	2,217,246
Computer Task Group [2]	328,626	2,201,794
		4,419,040
Semiconductors & Semiconductor Equipment - 11.3%
Aehr Test Systems [2,3]	158,959	2,241,322
Amtech Systems [2]	172,311	1,464,644
Axcelis Technologies [2]	48,900	2,961,384
AXT [2]	462,100	3,096,070
Camtek [2]	95,900	2,222,003
Cohu [2]	94,000	2,423,320
FormFactor [2]	70,400	1,763,520
Ichor Holdings [2]	85,900	2,079,639
Nova [2]	27,700	2,362,810
NVE Corporation	44,216	2,062,676
PDF Solutions [2]	110,500	2,710,565
Photronics [2]	208,600	3,049,732
Ultra Clean Holdings [2]	82,300	2,119,225
		30,556,910
Software - 1.4%
Agilysys [2]	70,321	3,892,267
Technology Hardware, Storage & Peripherals - 1.5%
AstroNova [2]	222,276	2,600,629
Intevac [2]	306,913	1,427,146
		4,027,775
Total		74,628,024

Materials – 4.5%
Chemicals - 0.4%
Aspen Aerogels [2]	109,400	1,008,668
Metals & Mining - 4.1%
Altius Minerals	128,800	1,805,167
Ferroglobe [2]	206,800	1,091,904
Haynes International	87,630	3,077,566
Major Drilling Group International [2]	454,600	2,734,807
Universal Stainless & Alloy Products [2]	342,900	2,441,448
		11,150,892
Total		12,159,560

Real Estate – 0.6%
Real Estate Management & Development - 0.6%
FRP Holdings [2]	29,575	1,607,697
Total		1,607,697

TOTAL COMMON STOCKS
(Cost $245,588,973)		261,648,990

REPURCHASE AGREEMENT – 4.0%
Fixed Income Clearing Corporation,
0.83% dated 9/30/22, due 10/3/22,
maturity value $10,782,503 (collateralized
by obligations of various U.S. Government
Agencies, 3.00% due 7/15/25, valued at $10,997,476)
(Cost $10,781,758)		10,781,758

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.8%
Money Market Funds
Federated Government Obligations Fund - Institutional Shares (7 day yield-2.81%)
(Cost $2,317,506)	2,317,506	2,317,506

TOTAL INVESTMENTS – 101.2%
(Cost $258,688,237)		274,748,254

LIABILITIES LESS CASH AND OTHER ASSETS – (1.2)%		(3,322,155)

NET ASSETS – 100.0%		$271,426,099

SCHEDULES OF INVESTMENTS

ROYCE PENNSYLVANIA MUTUAL FUND

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.2%

Communication Services – 2.1%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent [2]	96,400	$2,258,652
Liberty Latin America Cl. C [2]	187,820	1,155,093
		3,413,745
Entertainment - 0.2%
Chicken Soup for the Soul Entertainment Cl. A [2]	33,785	232,441
IMAX Corporation [2]	240,219	3,391,892
		3,624,333
Interactive Media & Services - 1.2%
QuinStreet [2]	78,343	822,601
Ziff Davis [2]	239,127	16,375,417
		17,198,018
Media - 0.5%
Cable One	6,157	5,252,229
TechTarget [2,3]	31,450	1,861,840
		7,114,069
Total		31,350,165

Consumer Discretionary – 10.5%
Auto Components - 2.2%
Dorman Products [2]	161,857	13,291,697
Fox Factory Holding Corporation [2]	62,680	4,956,734
Gentex Corporation	305,156	7,274,919
LCI Industries	57,565	5,840,545
Standard Motor Products	21,810	708,825
Stoneridge [2]	58,757	995,931
		33,068,651
Distributors - 0.6%
LKQ Corporation	76,921	3,626,825
Pool Corporation	14,190	4,515,400
		8,142,225
Diversified Consumer Services - 0.3%
H&R Block	34,712	1,476,649
Lincoln Educational Services [2]	466,594	2,538,271
		4,014,920
Hotels, Restaurants & Leisure - 0.7%
Bloomin’ Brands	139,000	2,547,870
Century Casinos [2]	537,741	3,527,581
Denny’s Corporation [2]	148,347	1,395,945
Light & Wonder [2]	81,147	3,479,584
		10,950,980
Household Durables - 1.0%
La-Z-Boy	76,489	1,726,357
Legacy Housing [2]	97,929	1,679,482
M/I Homes [2]	62,623	2,268,831
PulteGroup	66,722	2,502,075
Skyline Champion [2]	133,314	7,048,311
		15,225,056
Internet & Direct Marketing Retail - 0.0%
1-800-FLOWERS.COM Cl. A [2]	23,842	154,735
Leisure Products - 1.0%
Brunswick Corporation	110,869	7,256,376
Malibu Boats Cl. A [2]	44,383	2,129,940
MasterCraft Boat Holdings [2]	219,385	4,135,408
YETI Holdings [2]	65,033	1,854,741
		15,376,465
Multiline Retail - 0.3%
Franchise Group Cl. A	173,775	4,222,732
Specialty Retail - 2.8%
Academy Sports & Outdoors	42,100	1,775,778
Asbury Automotive Group [2]	92,672	14,002,739
CarMax [2]	17,075	1,127,292
Five Below [2]	16,602	2,285,597
Haverty Furniture	74,630	1,858,287
JOANN	195,378	1,293,402
Lazydays Holdings [2,3]	193,986	2,618,811
Murphy USA	24,779	6,811,995
OneWater Marine Cl. A [2]	105,740	3,183,832
Shoe Carnival	272,378	5,839,784
		40,797,517
Textiles, Apparel & Luxury Goods - 1.6%
Carter’s	91,229	5,978,236
Kontoor Brands	70,800	2,379,588
Levi Strauss & Co. Cl. A	163,938	2,372,183
Movado Group	85,901	2,420,690
Ralph Lauren Cl. A	78,372	6,656,134
Skechers U.S.A. Cl. A [2]	75,241	2,386,645
Wolverine World Wide	90,447	1,391,979
		23,585,455
Total		155,538,736

Consumer Staples – 1.1%
Food Products - 0.4%
John B. Sanfilippo & Son	10,450	791,379
Nomad Foods [2]	430,865	6,118,283
		6,909,662
Personal Products - 0.7%
Inter Parfums	131,833	9,948,118
Total		16,857,780

Energy – 1.9%
Energy Equipment & Services - 1.2%
Computer Modelling Group	2,652,180	9,753,556
Pason Systems	941,486	9,010,348
		18,763,904
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources [2]	25,255	771,035
Chord Energy	19,646	2,686,984
Matador Resources	50,600	2,475,352
Northern Oil and Gas	28,100	770,221
SilverBow Resources [2,3]	100,141	2,691,790
Southwestern Energy [2]	122,800	751,536
		10,146,918
Total		28,910,822

Financials – 18.2%
Banks - 7.0%
Bank of N.T. Butterfield & Son	258,200	8,381,172
BankUnited	138,360	4,727,761
BOK Financial	40,738	3,619,979
First Bancshares (The)	148,113	4,424,135
First Citizens BancShares Cl. A	41,438	33,043,904
First Hawaiian	304,673	7,504,096
Home BancShares	244,095	5,494,578
Independent Bank Group	112,540	6,908,831
National Bankshares	55,097	1,860,075
Origin Bancorp	82,947	3,190,971
Popular	189,632	13,664,882
Texas Capital Bancshares [2]	13,684	807,767
Triumph Bancorp [2]	193,404	10,511,507
		104,139,658
Capital Markets - 5.4%
Ares Management Cl. A	103,676	6,422,728
Artisan Partners Asset Management Cl. A	369,199	9,942,529
B. Riley Financial	33,802	1,504,865
Evercore Cl. A	30,017	2,468,898
GCM Grosvenor Cl. A	1,520,678	11,998,150
Houlihan Lokey Cl. A	34,415	2,594,203
Lazard Cl. A	34,148	1,086,931
MarketWise Cl. A [2]	500,000	1,140,000
Moelis & Company Cl. A	71,682	2,423,568
Morningstar	40,288	8,553,948
Newtek Business Services	42,649	696,032
SEI Investments	320,707	15,730,678
Silvercrest Asset Management Group Cl. A	89,911	1,470,045
Sprott	244,764	8,212,844
TMX Group	56,620	5,208,048
		79,453,467
Diversified Financial Services - 0.2%
Compass Diversified Holdings	189,321	3,419,137
Insurance - 5.4%
AMERISAFE	85,251	3,983,779
Assured Guaranty	106,823	5,175,574
Axis Capital Holdings	71,199	3,499,431
E-L Financial	24,818	15,091,845
Employers Holdings	63,224	2,180,596
First American Financial	31,619	1,457,636
International General Insurance Holdings	384,480	2,845,152
James River Group Holdings	589,717	13,451,445
ProAssurance Corporation	280,221	5,467,112
RenaissanceRe Holdings	27,708	3,889,926
RLI Corp.	63,547	6,505,942
Safety Insurance Group	68,754	5,607,576
Stewart Information Services	41,034	1,790,724
Tiptree	245,220	2,638,567
Trean Insurance Group [2]	305,273	1,037,928
White Mountains Insurance Group	4,736	6,171,103
		80,794,336
Thrifts & Mortgage Finance - 0.2%
Timberland Bancorp	99,201	2,742,907
TrustCo Bank Corp NY	22,340	701,923
		3,444,830
Total		271,251,428

Health Care – 7.4%
Biotechnology - 0.8%
CareDx [2]	100,005	1,702,085
Catalyst Pharmaceuticals [2]	166,647	2,138,081
Ironwood Pharmaceuticals Cl. A [2]	657,800	6,814,808
MeiraGTx Holdings [2]	95,578	803,811
		11,458,785
Health Care Equipment & Supplies - 3.9%
AtriCure [2]	24,482	957,246
Atrion Corporation	8,442	4,769,730
Bioventus Cl. A [2,3]	331,782	2,322,474
Cutera [2,3]	46,800	2,134,080
Enovis Corporation [2]	274,332	12,638,475
Haemonetics Corporation [2]	286,766	21,229,287
Mesa Laboratories	57,246	8,061,954
OrthoPediatrics Corp. [2]	55,623	2,566,445
Profound Medical [2]	52,098	210,829
QuidelOrtho [2]	26,440	1,889,931
Surmodics [2]	42,305	1,286,072
		58,066,523
Health Care Providers & Services - 0.7%
Cross Country Healthcare [2]	92,676	2,629,218
Molina Healthcare [2]	12,339	4,069,896
Tenet Healthcare [2]	83,620	4,313,120
		11,012,234
Health Care Technology - 0.5%
Doximity Cl. A [2,3]	114,100	3,448,102
Simulations Plus	69,105	3,354,357
		6,802,459
Life Sciences Tools & Services - 1.2%
Azenta [2]	79,518	3,408,142
Bio-Techne	14,968	4,250,912
Harvard Bioscience [2]	121,940	312,166
Quanterix Corporation [2]	30,848	339,945
Repligen Corporation [2]	37,520	7,020,367
Stevanato Group	130,201	2,205,605
		17,537,137
Pharmaceuticals - 0.3%
Harmony Biosciences Holdings [2,3]	70,294	3,113,321
Supernus Pharmaceuticals [2,3]	41,033	1,388,967
		4,502,288
Total		109,379,426

Industrials – 29.0%
Aerospace & Defense - 0.8%
HEICO Corporation	80,074	11,529,054
Air Freight & Logistics - 1.8%
Forward Air	224,901	20,299,564
Hub Group Cl. A [2]	95,106	6,560,412
		26,859,976
Airlines - 0.2%
Sun Country Airlines Holdings [2,3]	194,570	2,648,098
Building Products - 3.3%
AAON	7,225	389,283
Advanced Drainage Systems	36,100	4,489,757
Builders FirstSource [2]	232,101	13,675,391
Carlisle Companies	16,563	4,644,431
Gibraltar Industries [2]	38,446	1,573,595
Hayward Holdings [2,3]	135,780	1,204,369
Quanex Building Products	187,545	3,405,817
Simpson Manufacturing	84,287	6,608,101
UFP Industries	134,847	9,730,559
Zurn Elkay Water Solutions	162,208	3,974,096
		49,695,399
Commercial Services & Supplies - 2.4%
Brady Corporation Cl. A	28,500	1,189,305
Deluxe Corporation	43,365	722,027
Driven Brands Holdings [2]	201,000	5,623,980
GFL Environmental	180,300	4,559,787
Healthcare Services Group	411,110	4,970,320
Heritage-Crystal Clean [2]	225,087	6,655,823
IAA [2]	355,805	11,332,389
		35,053,631
Construction & Engineering - 4.0%
Arcosa	433,498	24,787,416
Construction Partners Cl. A [2]	141,106	3,701,210
EMCOR Group	27,620	3,189,558
Great Lakes Dredge & Dock [2]	233,034	1,766,398
Northwest Pipe [2]	75,074	2,109,579
NV5 Global [2]	10,870	1,345,923
Primoris Services	47,288	768,430
Sterling Infrastructure [2]	117,404	2,520,664
Valmont Industries	71,102	19,099,419
		59,288,597
Electrical Equipment - 1.1%
American Superconductor [2]	93,326	408,768
Encore Wire	50,159	5,795,371
GrafTech International	181,166	780,826
Preformed Line Products	141,776	10,087,362
		17,072,327
Machinery - 6.6%
Allison Transmission Holdings	54,461	1,838,603
CIRCOR International [2]	163,897	2,702,662
Crane Holdings	6,070	531,368
Douglas Dynamics	115,669	3,241,045
ESAB Corporation	221,776	7,398,447
ESCO Technologies	84,639	6,215,888
Graham Corporation [2]	91,849	807,353
Helios Technologies	69,419	3,512,601
Hurco Companies	31,802	714,909
John Bean Technologies	114,507	9,847,602
Kadant	116,828	19,488,079
Lincoln Electric Holdings	111,211	13,981,447
Lindsay Corporation	67,056	9,607,784
Miller Industries	266,562	5,675,105
Mueller Industries	9,050	537,932
RBC Bearings [2]	56,487	11,738,563
Westport Fuel Systems [2]	165,989	144,676
		97,984,064
Marine - 0.6%
Clarkson [1]	30,004	875,569
Kirby Corporation [2]	132,174	8,032,214
		8,907,783
Professional Services - 2.9%
CBIZ [2]	10,791	461,639
Forrester Research [2]	368,018	13,252,328
Heidrick & Struggles International	76,545	1,989,405
KBR	506,108	21,873,988
Korn Ferry	103,372	4,853,315
Resources Connection	31,685	572,548
		43,003,223
Road & Rail - 1.6%
ArcBest Corporation	35,753	2,600,316
Landstar System	82,723	11,942,720
Saia [2]	2,945	559,550
Schneider National Cl. B	143,575	2,914,572
Werner Enterprises	66,747	2,509,687
XPO Logistics [2]	63,100	2,809,212
		23,336,057
Trading Companies & Distributors - 3.7%
Air Lease Cl. A	617,497	19,148,582
Applied Industrial Technologies	74,355	7,642,207
Distribution Solutions Group [2]	14,594	411,113
EVI Industries [2,3]	332,790	6,036,810
Fortress Transportation and Infrastructure Investors Cl. A	164,053	2,459,975
Hudson Technologies [2]	299,700	2,202,795
MSC Industrial Direct Cl. A	23,295	1,696,109
Richelieu Hardware	302,341	8,389,424
Transcat [2]	96,894	7,333,907
		55,320,922
Total		430,699,131

Information Technology – 15.9%
Communications Equipment - 1.4%
Aviat Networks [2]	89,044	2,438,025
Calix [2]	131,747	8,055,012
Digi International [2]	303,783	10,501,778
		20,994,815
Electronic Equipment, Instruments & Components - 5.0%
Belden	17,307	1,038,766
Cognex Corporation	131,861	5,465,639
Coherent [2]	45,908	1,599,894
ePlus [2]	81,400	3,381,356
Fabrinet [2]	92,947	8,871,791
FARO Technologies [2]	227,214	6,234,752
Flex [2]	153,800	2,562,308
Jabil	44,959	2,594,584
Kimball Electronics [2]	318,172	5,456,650
Littelfuse	10,402	2,066,773
Luna Innovations [2,3]	766,388	3,402,763
nLIGHT [2]	55,802	527,329
PAR Technology [2]	231,475	6,835,457
PowerFleet [2]	155,315	478,370
Sanmina Corporation [2]	55,726	2,567,854
TD SYNNEX	29,091	2,361,898
Teledyne Technologies [2]	6,900	2,328,543
Vishay Intertechnology	139,547	2,482,541
Vishay Precision Group [2]	138,926	4,110,820
Vontier Corporation	582,349	9,731,052
		74,099,140
IT Services - 0.7%
Computer Services [1]	46,563	2,595,887
Hackett Group (The)	96,201	1,704,682
Kyndryl Holdings [2]	431,993	3,572,582
Repay Holdings Cl. A [2]	216,252	1,526,739
Shift4 Payments Cl. A [2]	22,223	991,368
		10,391,258
Semiconductors & Semiconductor Equipment - 6.9%
Alpha & Omega Semiconductor [2]	78,204	2,405,555
Amkor Technology	72,062	1,228,657
Axcelis Technologies [2]	76,732	4,646,890
Camtek [2]	79,224	1,835,620
Cirrus Logic [2]	173,392	11,929,370
Cohu [2]	306,785	7,908,917
CyberOptics Corporation [2]	92,542	4,976,909
FormFactor [2]	468,037	11,724,327
Ichor Holdings [2]	29,770	720,732
Kulicke & Soffa Industries	258,315	9,952,877
MaxLinear [2]	66,575	2,171,676
MKS Instruments	98,673	8,154,337
Nova [2,3]	63,667	5,430,795
NVE Corporation	36,178	1,687,704
Onto Innovation [2]	214,046	13,709,646
Photronics [2]	132,417	1,935,937
Power Integrations	44,250	2,846,160
Rambus [2]	172,800	4,392,576
SiTime Corporation [2]	32,558	2,563,291
Ultra Clean Holdings [2]	84,806	2,183,754
		102,405,730
Software - 1.4%
Agilysys [2]	56,407	3,122,127
Consensus Cloud Solutions [2]	58,920	2,786,916
Dolby Laboratories Cl. A	73,827	4,809,829
Procore Technologies [2]	19,135	946,800
Sapiens International	131,047	2,513,482
Teradata Corporation [2]	131,222	4,075,755
Xperi Holding Corporation	176,500	2,495,710
		20,750,619
Technology Hardware, Storage & Peripherals - 0.5%
AstroNova [2]	81,672	955,563
Avid Technology [2]	312,828	7,276,379
		8,231,942
Total		236,873,504

Materials – 7.4%
Chemicals - 4.6%
Aspen Aerogels [2]	63,081	581,607
Balchem Corporation	68,346	8,309,507
Element Solutions	1,152,725	18,754,836
Innospec	221,703	18,993,296
Minerals Technologies	210,719	10,411,626
Quaker Houghton	76,249	11,008,830
		68,059,702
Containers & Packaging - 0.3%
Graphic Packaging Holding Company	152,131	3,003,066
Silgan Holdings	45,717	1,921,942
		4,925,008
Metals & Mining - 1.6%
Alamos Gold Cl. A	1,272,092	9,430,066
Haynes International	62,674	2,201,111
Materion Corporation	50,000	4,000,000
Reliance Steel & Aluminum	43,902	7,656,948
		23,288,125
Paper & Forest Products - 0.9%
Louisiana-Pacific	98,847	5,059,978
Stella-Jones	297,177	8,342,943
		13,402,921
Total		109,675,756

Real Estate – 2.7%
Real Estate Management & Development - 2.7%
Colliers International Group	56,730	5,199,872
Cushman & Wakefield [2,3]	66,802	764,883
DigitalBridge Group Cl. A	246,225	3,080,275
FirstService Corporation	20,930	2,490,879
FRP Holdings [2]	95,396	5,185,726
Kennedy-Wilson Holdings	883,536	13,659,467
Marcus & Millichap	246,228	8,071,354
RMR Group (The) Cl. A	104,860	2,484,133
Total		40,936,589

TOTAL COMMON STOCKS
(Cost $1,239,692,838)		1,431,473,337

REPURCHASE AGREEMENT – 3.9%
Fixed Income Clearing Corporation, 0.83% dated 9/30/22, due 10/3/22, maturity value $57,184,241 (collateralized by obligations of various U.S. Government Agencies, 3.00% due 7/15/25, valued at $58,323,899) (Cost $57,180,286)		57,180,286

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds
Federated Government Obligations Fund - Institutional Shares (7 day yield-2.81%) (Cost $4,725,811)	4,725,811	4,725,811

TOTAL INVESTMENTS – 100.4%
(Cost $1,301,598,935)		1,493,379,434

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(6,012,096)

NET ASSETS – 100.0%		$1,487,367,338

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 93.8%

Communication Services – 1.8%
Interactive Media & Services - 1.5%
Ziff Davis [2]	271,653	$18,602,797
Media - 0.3%
TechTarget [2]	52,600	3,113,920
Total		21,716,717

Consumer Discretionary – 9.4%
Auto Components - 3.4%
Dorman Products [2]	371,044	30,470,133
LCI Industries	102,838	10,433,944
		40,904,077
Distributors - 1.3%
Pool Corporation	50,355	16,023,464
Leisure Products - 2.2%
Brunswick Corporation	400,091	26,185,956
Textiles, Apparel & Luxury Goods - 2.5%
Ralph Lauren Cl. A	362,940	30,824,494
Total		113,937,991

Consumer Staples – 2.5%
Personal Products - 2.5%
Inter Parfums	399,203	30,123,858
Total		30,123,858

Financials – 8.9%
Capital Markets - 8.9%
Ares Management Cl. A	226,393	14,025,046
GCM Grosvenor Cl. A	634,621	5,007,160
Lazard Cl. A	394,401	12,553,784
Morningstar	135,516	28,772,757
SEI Investments	615,771	30,203,568
TMX Group	194,583	17,898,227
Total		108,460,542

Health Care – 6.0%
Health Care Equipment & Supplies - 4.8%
Enovis Corporation [2]	326,957	15,062,909
Haemonetics Corporation [2]	418,479	30,980,001
Mesa Laboratories	91,222	12,846,794
		58,889,704
Life Sciences Tools & Services - 1.2%
Bio-Techne	49,448	14,043,232
Total		72,932,936

Industrials – 36.2%
Aerospace & Defense - 1.5%
Woodward	232,215	18,637,576
Air Freight & Logistics - 2.9%
Forward Air	395,138	35,665,156
Building Products - 1.6%
Simpson Manufacturing	238,603	18,706,475
Commercial Services & Supplies - 3.6%
IAA [2]	707,200	22,524,320
Ritchie Bros. Auctioneers	336,521	21,025,832
		43,550,152
Construction & Engineering - 6.5%
Arcosa	655,320	37,471,198
Valmont Industries	152,999	41,098,591
		78,569,789
Machinery - 13.9%
ESAB Corporation	289,257	9,649,614
ESCO Technologies	302,017	22,180,128
John Bean Technologies	296,250	25,477,500
Kadant	165,402	27,590,708
Lincoln Electric Holdings	257,811	32,411,999
Lindsay Corporation	210,011	30,090,376
RBC Bearings [2]	99,294	20,634,286
		168,034,611
Professional Services - 2.2%
Forrester Research [2]	751,762	27,070,950
Road & Rail - 2.3%
Landstar System	194,103	28,022,650
Trading Companies & Distributors - 1.7%
Air Lease Cl. A	669,635	20,765,381
Total		439,022,740

Information Technology – 13.1%
Electronic Equipment, Instruments & Components - 2.9%
Cognex Corporation	298,446	12,370,587
FARO Technologies [2]	118,074	3,239,951
National Instruments	539,875	20,374,882
		35,985,420
IT Services - 1.6%
Computer Services [1]	352,059	19,627,289
Semiconductors & Semiconductor Equipment - 5.3%
Cirrus Logic [2]	287,595	19,786,536
FormFactor [2]	819,241	20,521,987
MKS Instruments	288,541	23,845,028
		64,153,551
Software - 1.2%
Fair Isaac [2]	35,443	14,602,871
Technology Hardware, Storage & Peripherals - 2.1%
Avid Technology [2]	1,093,384	25,432,112
Total		159,801,243

Materials – 10.1%
Chemicals - 5.4%
Innospec	470,794	40,332,922
Quaker Houghton	173,713	25,080,683
		65,413,605
Metals & Mining - 2.5%
Reliance Steel & Aluminum	175,812	30,663,371
Paper & Forest Products - 2.2%
Stella-Jones	945,631	26,547,631
Total		122,624,607

Real Estate – 5.8%
Real Estate Management & Development - 5.8%
Colliers International Group	97,100	8,900,186
FirstService Corporation	142,900	17,006,529
Kennedy-Wilson Holdings	2,250,335	34,790,179
Marcus & Millichap	287,000	9,407,860
Total		70,104,754

TOTAL COMMON STOCKS
(Cost $838,578,449)		1,138,725,388

REPURCHASE AGREEMENT – 8.4%
Fixed Income Clearing Corporation, 0.83% dated 9/30/22, due 10/3/22, maturity value $101,766,386 (collateralized by obligations of various U.S. Government Agencies, 2.875% due 6/15/25, valued at $103,794,551) (Cost $101,759,348)		101,759,348

TOTAL INVESTMENTS – 102.2%
(Cost $940,337,797)		1,240,484,736

LIABILITIES LESS CASH AND OTHER ASSETS – (2.2)%		(27,273,651)

NET ASSETS – 100.0%		$1,213,211,085

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP OPPORTUNITY FUND

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.3%

Communication Services – 4.0%
Diversified Telecommunication Services - 0.5%
Ooma [2]	440,803	$5,421,877
Entertainment - 0.4%
Marcus Corporation (The)	320,529	4,452,148
Interactive Media & Services - 1.8%
Cars.com [2]	297,300	3,418,950
DHI Group [2]	794,428	4,274,022
EverQuote Cl. A [2]	309,100	2,108,062
IAC [2]	55,700	3,084,666
QuinStreet [2]	801,000	8,410,500
		21,296,200
Media - 1.3%
comScore [2],[3]	1,426,362	2,353,497
Entravision Communications Cl. A	1,139,600	4,524,212
Magnite [2]	398,700	2,619,459
Thryv Holdings [2]	272,938	6,231,175
		15,728,343
Total		46,898,568

Consumer Discretionary – 15.0%
Auto Components - 3.2%
Adient [2]	143,700	3,987,675
Dana	415,453	4,748,628
Garrett Motion [2]	864,385	4,883,775
Goodyear Tire & Rubber [2]	388,600	3,920,974
Horizon Global [2]	1,214,620	1,493,983
Modine Manufacturing [2]	774,963	10,028,021
Stoneridge [2]	533,780	9,047,571
		38,110,627
Diversified Consumer Services - 0.2%
Adtalem Global Education [2]	66,000	2,405,700
Zovio [2]	650,888	93,077
		2,498,777
Hotels, Restaurants & Leisure - 1.5%
Carrols Restaurant Group [2]	1,061,892	1,730,884
Century Casinos [2]	287,694	1,887,273
Krispy Kreme	291,189	3,357,409
Noodles & Company Cl. A [2]	919,854	4,323,314
Ruth’s Hospitality Group	375,510	6,331,098
		17,629,978
Household Durables - 2.7%
Beazer Homes USA [2]	214,706	2,076,207
Cavco Industries [2]	20,800	4,279,808
Century Communities	66,700	2,853,426
Dixie Group (The) [2]	217,918	235,351
GoPro Cl. A [2]	439,100	2,164,763
Helen of Troy [2]	6,500	626,860
M/I Homes [2]	57,500	2,083,225
Skyline Champion [2]	141,400	7,475,818
Taylor Morrison Home [2]	191,354	4,462,375
Toll Brothers	65,686	2,758,812
Tri Pointe Homes [2]	190,306	2,875,524
		31,892,169
Internet & Direct Marketing Retail - 0.1%
iMedia Brands [2],[3]	857,360	548,710
Multiline Retail - 1.2%
Dillard’s Cl. A	27,033	7,373,521
Franchise Group Cl. A	92,400	2,245,320
Nordstrom	277,200	4,637,556
		14,256,397
Specialty Retail - 4.8%
Asbury Automotive Group [2]	48,100	7,267,910
Barnes & Noble Education [2]	681,132	1,634,717
Caleres	337,800	8,181,516
Chico’s FAS [2]	634,292	3,069,973
Designer Brands Cl. A	510,479	7,815,434
Express [2]	1,178,000	1,284,020
Guess?	144,094	2,113,859
J.Jill [2]	315,589	5,241,933
JOANN	665,647	4,406,583
Sonic Automotive Cl. A	150,700	6,525,310
Sportsman’s Warehouse Holdings [2]	390,900	3,244,470
Victoria’s Secret & Co. [2],[3]	197,629	5,754,957
		56,540,682
Textiles, Apparel & Luxury Goods - 1.3%
Fossil Group [2]	177,600	607,392
Movado Group	16,400	462,152
Rocky Brands	198,354	3,978,981
Skechers U.S.A. Cl. A [2]	138,722	4,400,262
Unifi [2]	521,900	4,963,269
Vera Bradley [2]	391,802	1,179,324
		15,591,380
Total		177,068,720

Consumer Staples – 0.9%
Food Products - 0.5%
Calavo Growers	59,441	1,887,252
SunOpta [2]	388,100	3,531,710
		5,418,962
Household Products - 0.0%
Central Garden & Pet Cl. A [2]	17,700	604,632
Personal Products - 0.4%
Inter Parfums	41,900	3,161,774
LifeMD [2],[3]	556,800	1,096,896
		4,258,670
Total		10,282,264

Energy – 6.4%
Energy Equipment & Services - 1.2%
Archrock	586,000	3,762,120
DMC Global [2]	249,500	3,987,010
Mammoth Energy Services [2]	883,317	3,012,111
Ranger Energy Services Cl. A [2],[3]	295,256	2,887,604
		13,648,845
Oil, Gas & Consumable Fuels - 5.2%
Ardmore Shipping [2]	712,393	6,504,148
Baytex Energy [1],[2]	769,400	3,246,868
Chesapeake Energy	96,800	9,119,528
Dorian LPG	536,992	7,286,981
Earthstone Energy Cl. A [2]	532,172	6,556,359
Matador Resources	155,983	7,630,688
Navigator Holdings [2]	552,884	6,330,522
Northern Oil and Gas	178,200	4,884,462
Scorpio Tankers	152,700	6,419,508
Southwestern Energy [2]	664,481	4,066,624
		62,045,688
Total		75,694,533

Financials – 4.5%
Banks - 2.3%
BayCom Corporation	278,959	4,904,099
First Bancshares (The)	173,700	5,188,419
First Foundation	189,000	3,428,460
Hilltop Holdings	225,008	5,591,449
Seacoast Banking Corporation of Florida	248,950	7,525,758
		26,638,185
Capital Markets - 1.3%
B. Riley Financial	204,867	9,120,679
Canaccord Genuity Group	552,200	2,706,334
Moelis & Company Cl. A	101,626	3,435,975
		15,262,988
Insurance - 0.4%
Brighthouse Financial [2]	115,600	5,019,352
Thrifts & Mortgage Finance - 0.5%
Axos Financial [2]	169,500	5,801,985
Total		52,722,510

Health Care – 5.4%
Biotechnology - 0.1%
MiMedx Group [2]	355,900	1,021,433
Health Care Equipment & Supplies - 2.2%
Accuray [2],[3]	1,770,408	3,682,449
Apyx Medical [2]	251,500	1,129,235
Artivion [2]	419,500	5,805,880
Bioventus Cl. A [2],[3]	672,415	4,706,905
Orthofix Medical [2]	101,596	1,941,500
Tactile Systems Technology [2]	284,000	2,212,360
Varex Imaging [2]	339,446	7,175,888
		26,654,217
Health Care Providers & Services - 2.3%
ATI Physical Therapy Cl. A [2],[3]	947,000	947,000
Community Health Systems [2]	652,514	1,402,905
Cross Country Healthcare [2]	248,620	7,053,350
Option Care Health [2]	225,471	7,095,572
RadNet [2]	299,600	6,096,860
Select Medical Holdings	214,400	4,738,240
		27,333,927
Life Sciences Tools & Services - 0.3%
NeoGenomics [2]	402,100	3,462,081
Pharmaceuticals - 0.5%
Organon & Co	236,703	5,538,850
Total		64,010,508

Industrials – 30.4%
Aerospace & Defense - 4.7%
AAR Corporation [2]	224,200	8,030,844
Aerojet Rocketdyne Holdings [2]	167,100	6,682,329
Astronics Corporation [2]	704,200	5,535,012
BWX Technologies	125,300	6,311,361
Ducommun [2]	217,186	8,613,597
Hexcel Corporation	159,200	8,233,824
RADA Electronic Industries [2]	132,576	1,276,707
Spirit AeroSystems Holdings Cl. A	199,800	4,379,616
Terran Orbital [2],[3]	349,400	618,438
Triumph Group [2]	642,616	5,520,071
		55,201,799
Air Freight & Logistics - 0.9%
Hub Group Cl. A [2]	89,200	6,153,016
Radiant Logistics [2]	733,469	4,173,439
		10,326,455
Airlines - 0.8%
Alaska Air Group [2]	95,400	3,734,910
Allegiant Travel [2]	63,525	4,636,055
Mesa Air Group [2]	656,409	1,083,075
		9,454,040
Building Products - 2.7%
Apogee Enterprises	60,900	2,327,598
Gibraltar Industries [2]	155,100	6,348,243
Griffon Corporation	306,967	9,061,666
Insteel Industries	125,533	3,330,390
JELD-WEN Holding [2]	35,213	308,114
PGT Innovations [2]	174,643	3,660,517
Resideo Technologies [2]	349,216	6,656,057
		31,692,585
Commercial Services & Supplies - 3.5%
ACV Auctions Cl. A [2]	231,900	1,667,361
Healthcare Services Group	532,400	6,436,716
Heritage-Crystal Clean [2]	275,088	8,134,352
IAA [2]	208,200	6,631,170
Interface	390,067	3,506,702
MillerKnoll	207,000	3,229,200
Steelcase Cl. A	497,300	3,242,396
VSE Corporation	244,932	8,670,593
		41,518,490
Construction & Engineering - 4.5%
Arcosa	116,106	6,638,941
Comfort Systems USA	34,510	3,358,858
Concrete Pumping Holdings [2]	964,497	6,221,006
Construction Partners Cl. A [2]	345,259	9,056,144
Limbach Holdings [2],[5]	784,299	5,960,672
Matrix Service [2]	837,246	3,466,198
Northwest Pipe [2]	322,435	9,060,424
Orion Group Holdings [2],[3]	1,066,866	2,816,526
Primoris Services	344,480	5,597,800
Sterling Infrastructure [2]	63,700	1,367,639
		53,544,208
Electrical Equipment - 1.2%
American Superconductor [2]	380,100	1,664,838
Babcock & Wilcox Enterprises [2]	1,357,095	8,658,266
Power Solutions International [1],[2]	343,740	549,984
TPI Composites [2]	286,000	3,226,080
		14,099,168
Machinery - 5.7%
Barnes Group	237,600	6,861,888
CIRCOR International [2]	337,203	5,560,477
Commercial Vehicle Group [2]	1,023,757	4,606,907
EnPro Industries	95,200	8,090,096
Evercel [1],[2]	203,243	243,892
Hurco Companies	77,351	1,738,850
Luxfer Holdings	504,200	7,310,900
Manitex International [2]	967,024	5,541,048
NN [2]	1,407,265	2,406,423
Shyft Group (The)	283,638	5,794,724
Trinity Industries	313,024	6,683,062
Twin Disc [2]	306,712	3,517,987
Wabash National	623,700	9,704,772
		68,061,026
Marine - 0.2%
Diana Shipping	600,510	2,167,841
Professional Services - 2.1%
HireRight Holdings [2],[3]	144,700	2,208,122
Korn Ferry	126,845	5,955,373
Mistras Group [2]	857,407	3,824,035
Resources Connection	338,000	6,107,660
Sterling Check [2],[3]	116,800	2,060,352
TrueBlue [2]	261,536	4,990,107
		25,145,649
Road & Rail - 0.4%
Daseke [2],[3]	800,400	4,330,164
Trading Companies & Distributors - 3.7%
Air Lease Cl. A	229,938	7,130,377
BlueLinx Holdings [2]	90,300	5,607,630
Herc Holdings	66,119	6,868,442
Hudson Technologies [2]	779,918	5,732,397
MRC Global [2]	470,900	3,385,771
NOW [2]	209,000	2,100,450
Univar Solutions [2]	180,300	4,100,022
WESCO International [2]	76,304	9,109,172
		44,034,261
Total		359,575,686

Information Technology – 19.3%
Communications Equipment - 4.8%
ADTRAN Holdings	458,000	8,967,640
Aviat Networks [2]	202,744	5,551,131
CalAmp Corporation [2]	985,700	3,785,088
Cambium Networks [2]	284,281	4,810,034
Comtech Telecommunications	553,317	5,538,703
Digi International [2]	320,302	11,072,840
DZS [2]	665,329	7,518,218
Infinera Corporation [2],[3]	828,546	4,010,163
PCTEL [2],[5]	1,102,893	5,205,655
		56,459,472
Electronic Equipment, Instruments & Components - 5.4%
Advanced Energy Industries	114,653	8,875,289
Arlo Technologies [2]	572,900	2,658,256
Avnet	101,100	3,651,732
Benchmark Electronics	277,000	6,864,060
CTS Corporation	226,614	9,438,473
Fabrinet [2]	78,629	7,505,138
Frequency Electronics [2]	282,893	1,626,635
Identiv [2]	275,320	3,452,513
Knowles Corporation [2]	454,220	5,527,857
nLIGHT [2]	486,000	4,592,700
VIA optronics ADR [2]	771,432	1,234,291
Vishay Intertechnology	313,909	5,584,441
Vishay Precision Group [2]	98,388	2,911,301
		63,922,686
IT Services - 1.2%
Conduent [2]	993,100	3,316,954
Edgio [2]	775,100	2,154,778
Kyndryl Holdings [2]	173,100	1,431,537
TTEC Holdings	162,500	7,200,375
		14,103,644
Semiconductors & Semiconductor Equipment - 5.7%
Alpha & Omega Semiconductor [2]	168,213	5,174,232
Amkor Technology	433,840	7,396,972
Amtech Systems [2]	651,684	5,539,314
Cohu [2]	338,676	8,731,067
FormFactor [2]	211,013	5,285,876
Ichor Holdings [2]	309,394	7,490,429
Kulicke & Soffa Industries	144,465	5,566,236
Onto Innovation [2]	88,619	5,676,047
Ultra Clean Holdings [2]	286,527	7,378,070
Veeco Instruments [2]	472,787	8,661,458
		66,899,701
Software - 1.1%
A10 Networks	454,926	6,036,868
Marin Software [2]	512,067	655,446
ON24 [2]	281,000	2,472,800
SecureWorks Corp. Cl. A [2]	509,302	4,099,881
		13,264,995
Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology [2]	218,285	5,077,309
Immersion Corporation [2]	711,900	3,908,331
Intevac [2]	955,202	4,441,689
		13,427,329
Total		228,077,827

Materials – 7.6%
Chemicals - 1.5%
Huntsman Corporation	241,700	5,931,318
Livent Corporation [2],[3]	234,900	7,199,685
Tronox Holdings	390,500	4,783,625
		17,914,628
Construction Materials - 0.5%
Summit Materials Cl. A [2]	251,400	6,023,544
Containers & Packaging - 0.5%
TriMas Corporation	239,110	5,994,488
Metals & Mining - 5.1%
ATI [2]	357,314	9,508,126
Carpenter Technology	244,642	7,618,152
Century Aluminum [2]	301,410	1,591,445
Cleveland-Cliffs [2]	343,749	4,630,299
Coeur Mining [2]	147,832	505,585
Commercial Metals	199,700	7,085,356
Ferroglobe [2]	1,313,171	6,933,543
Haynes International	254,861	8,950,718
Major Drilling Group International [2]	731,500	4,400,597
Noranda Aluminum Holding Corporation [2],[4]	488,157	0
Olympic Steel	127,827	2,915,734
TimkenSteel Corporation [2]	409,900	6,144,401
		60,283,956
Paper & Forest Products - 0.0%
Glatfelter Corporation	80,745	251,117
Total		90,467,733

Real Estate – 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexander & Baldwin	254,100	4,212,978
Braemar Hotels & Resorts	481,253	2,069,388
Chatham Lodging Trust [2]	187,300	1,848,651
Macerich Company	598,200	4,749,708
Ryman Hospitality Properties	27,471	2,021,591
Tanger Factory Outlet Centers	294,700	4,031,496
		18,933,812
Real Estate Management & Development - 0.2%
Anywhere Real Estate [2]	236,220	1,915,744
Total		20,849,556

TOTAL COMMON STOCKS
(Cost $1,172,655,696)		1,125,647,905

REPURCHASE AGREEMENT – 5.1%
Fixed Income Clearing Corporation, 0.83% dated 9/30/22, due 10/3/22, maturity value $59,858,667 (collateralized by obligations of various U.S. Government Agencies, 2.875% due 6/15/25, valued at $61,051,660) (Cost $59,854,527)		59,854,527

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.1%
Money Market Funds Federated Government Obligations Fund - Institutional Shares (7 day yield-2.81%) (Cost $1,817,491)	1,817,491	1,817,491

TOTAL INVESTMENTS – 100.5%
(Cost $1,234,327,714)		1,187,319,923

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(5,695,635)

NET ASSETS – 100.0%		$1,181,624,288

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP SPECIAL EQUITY FUND

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 80.2%

Communication Services – 4.3%
Media - 4.3%
TEGNA	1,552,000	$32,095,360
Total		32,095,360

Consumer Discretionary – 20.0%
Auto Components - 5.3%
Standard Motor Products [5]	1,196,000	38,870,000
Diversified Consumer Services - 4.5%
H&R Block	775,000	32,968,500
Hotels, Restaurants & Leisure - 0.1%
Nathan’s Famous	14,100	897,747
Household Durables - 0.7%
Ethan Allen Interiors	246,500	5,211,010
Leisure Products - 3.1%
Johnson Outdoors Cl. A	451,500	23,166,465
Multiline Retail - 1.6%
Macy’s	754,000	11,815,180
Textiles, Apparel & Luxury Goods - 4.7%
Carter’s	183,000	11,991,990
Movado Group	820,000	23,107,600
		35,099,590
Total		148,028,492

Consumer Staples – 10.9%
Food & Staples Retailing - 6.3%
Ingles Markets Cl. A	591,500	46,852,715
Food Products - 4.6%
John B. Sanfilippo & Son	450,101	34,086,149
Total		80,938,864

Financials – 5.0%
Capital Markets - 5.0%
Diamond Hill Investment Group	136,000	22,440,000
Federated Hermes Cl. B	440,000	14,572,800
GAMCO Investors Cl. A	13,800	235,290
Total		37,248,090

Industrials – 18.6%
Building Products - 2.2%
Insteel Industries	373,000	9,895,690
UFP Industries	92,000	6,638,720
		16,534,410
Commercial Services & Supplies - 3.4%
Ennis	1,243,000	25,021,590
Electrical Equipment - 5.4%
Atkore [2]	107,500	8,364,575
Encore Wire	273,750	31,629,075
		39,993,650
Machinery - 6.4%
Gencor Industries [2],[5]	1,066,000	9,604,660
Hurco Companies [5]	580,000	13,038,400
Mueller Industries	415,000	24,667,600
		47,310,660
Professional Services - 0.7%
Resources Connection	288,000	5,204,160
Trading Companies & Distributors - 0.5%
Titan Machinery [2]	139,000	3,928,140
Total		137,992,610

Information Technology – 10.5%
Electronic Equipment, Instruments & Components - 4.2%
Vishay Intertechnology	1,772,000	31,523,880
Semiconductors & Semiconductor Equipment - 6.3%
Axcelis Technologies [2]	27,000	1,635,120
Kulicke & Soffa Industries	722,600	27,841,778
NVE Corporation [5]	366,000	17,073,900
		46,550,798
Total		78,074,678

Materials – 7.0%
Chemicals - 3.6%
Huntsman Corporation	1,085,000	26,625,900
Construction Materials - 1.9%
United States Lime & Minerals	137,096	14,011,211
Paper & Forest Products - 1.5%
Sylvamo Corporation	328,000	11,119,200
Total		51,756,311

Real Estate – 3.9%
Real Estate Management & Development - 3.9%
Marcus & Millichap	877,500	28,764,450
Total		28,764,450

TOTAL COMMON STOCKS
(Cost $543,726,381)		594,898,855

REPURCHASE AGREEMENT – 19.8%
Fixed Income Clearing Corporation, 0.83% dated 9/30/22, due 10/3/22, maturity value $146,530,933 (collateralized by obligations of various U.S. Government Agencies, 3.00% due 7/15/25, valued at $149,451,273) (Cost $146,520,799)		146,520,799

TOTAL INVESTMENTS – 100.0%
(Cost $690,247,180)		741,419,654

CASH AND OTHER ASSETS LESS LIABILITIES – 0.0%		208,031

NET ASSETS – 100.0%		$741,627,685

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP TOTAL RETURN FUND

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.9%

Communication Services – 2.1%
Entertainment - 0.2%
World Wrestling Entertainment Cl. A	26,348	$1,848,839
Interactive Media & Services - 1.9%
Ziff Davis [2]	245,520	16,813,210
Total		18,662,049

Consumer Discretionary – 7.7%
Hotels, Restaurants & Leisure - 1.1%
Denny’s Corporation [2]	1,057,900	9,954,839
Leisure Products - 0.9%
YETI Holdings [2]	293,400	8,367,768
Multiline Retail - 1.7%
Franchise Group Cl. A	629,701	15,301,734
Specialty Retail - 1.2%
JOANN	919,624	6,087,911
OneWater Marine Cl. A [2]	139,800	4,209,378
		10,297,289
Textiles, Apparel & Luxury Goods - 2.8%
Levi Strauss & Co. Cl. A	821,247	11,883,444
Ralph Lauren Cl. A	146,845	12,471,546
		24,354,990
Total		68,276,620

Consumer Staples – 0.2%
Household Products - 0.2%
Reynolds Consumer Products	47,122	1,225,643
Spectrum Brands Holdings	4,284	167,205
Total		1,392,848

Energy – 3.5%
Energy Equipment & Services - 3.5%
Cactus Cl. A	391,759	15,055,298
Oceaneering International [2]	150,233	1,195,855
Pason Systems	1,494,876	14,306,483
Total		30,557,636

Financials – 38.0%
Banks - 20.6%
Bank of N.T. Butterfield & Son	432,123	14,026,712
BankUnited	371,547	12,695,761
BOK Financial	124,601	11,072,045
First Bancshares (The)	324,409	9,690,097
First Citizens BancShares Cl. A	17,782	14,179,900
First Hawaiian	319,261	7,863,398
HBT Financial	423,672	7,689,647
Home BancShares	972,067	21,881,228
Independent Bank Group	264,699	16,249,872
Origin Bancorp	270,228	10,395,671
Preferred Bank	57,216	3,732,200
QCR Holdings	124,183	6,325,882
TowneBank	307,948	8,262,245
Triumph Bancorp [2]	159,192	8,652,085
UMB Financial	110,070	9,277,800
Valley National Bancorp	1,330,021	14,364,227
Veritex Holdings	215,900	5,740,781
		182,099,551
Capital Markets - 2.9%
Artisan Partners Asset Management Cl. A	255,903	6,891,468
Moelis & Company Cl. A	225,337	7,618,644
Tel Aviv Stock Exchange [1]	1,311,100	6,786,240
TMX Group	45,604	4,194,769
		25,491,121
Diversified Financial Services - 2.0%
Compass Diversified Holdings	962,912	17,390,191
Insurance - 12.5%
AMERISAFE	140,509	6,565,986
Axis Capital Holdings	348,897	17,148,288
First American Financial	154,445	7,119,914
International General Insurance Holdings	2,219,597	16,425,018
James River Group Holdings	484,603	11,053,794
ProAssurance Corporation	674,365	13,156,861
RenaissanceRe Holdings	129,291	18,151,163
Stewart Information Services	246,404	10,753,071
Trean Insurance Group [2],[5]	2,952,389	10,038,123
		110,412,218
Total		335,393,081

Health Care – 0.1%
Health Care Providers & Services - 0.1%
Patterson Companies	53,691	1,289,658
Total		1,289,658

Industrials – 22.7%
Building Products - 3.0%
Fortune Brands Home & Security	105,967	5,689,368
Simpson Manufacturing	106,300	8,333,920
UFP Industries	172,499	12,447,528
		26,470,816
Commercial Services & Supplies - 1.4%
Deluxe Corporation	51,273	853,695
Healthcare Services Group	352,275	4,259,005
Loomis [1]	284,600	6,983,850
		12,096,550
Electrical Equipment - 1.4%
GrafTech International	41,521	178,955
nVent Electric	381,734	12,066,612
		12,245,567
Machinery - 6.4%
Allison Transmission Holdings	332,300	11,218,448
Crane Holdings	73,139	6,402,588
Douglas Dynamics	572,479	16,040,862
Lincoln Electric Holdings	53,966	6,784,605
Timken Company (The)	270,813	15,988,800
		56,435,303
Professional Services - 2.4%
Barrett Business Services	135,827	10,594,506
KBR	251,954	10,889,452
		21,483,958
Trading Companies & Distributors - 8.1%
Air Lease Cl. A	505,400	15,672,454
Applied Industrial Technologies	122,860	12,627,551
Fortress Transportation and Infrastructure Investors Cl. A	879,300	13,185,104
Global Industrial	337,464	9,054,159
MSC Industrial Direct Cl. A	158,410	11,533,832
NOW [2]	941,500	9,462,075
		71,535,175
Total		200,267,369

Information Technology – 12.6%
Electronic Equipment, Instruments & Components - 2.9%
Avnet	159,409	5,757,853
Vontier Corporation	1,172,153	19,586,677
		25,344,530
IT Services - 4.5%
EVERTEC	303,289	9,508,110
Hackett Group (The)	630,109	11,165,531
Kyndryl Holdings [2]	1,379,200	11,405,984
Repay Holdings Cl. A [2]	1,038,800	7,333,928
		39,413,553
Semiconductors & Semiconductor Equipment - 1.2%
Kulicke & Soffa Industries	151,884	5,852,091
MKS Instruments	57,105	4,719,157
		10,571,248
Software - 4.0%
Consensus Cloud Solutions [2]	136,800	6,470,640
Sapiens International	733,100	14,060,858
Teradata Corporation [2]	491,967	15,280,495
		35,811,993
Total		111,141,324

Materials – 7.2%
Chemicals - 3.6%
Element Solutions	1,048,466	17,058,542
Innospec	22,057	1,889,623
Minerals Technologies	267,780	13,231,010
		32,179,175
Containers & Packaging - 3.6%
Graphic Packaging Holding Company	569,160	11,235,218
Silgan Holdings	299,571	12,593,965
TriMas Corporation	300,940	7,544,566
		31,373,749
Total		63,552,924

Real Estate – 1.8%
Real Estate Management & Development - 1.8%
Cushman & Wakefield [2],[3]	77,344	885,589
Kennedy-Wilson Holdings	984,997	15,228,053
Total		16,113,642

TOTAL COMMON STOCKS
(Cost $847,587,604)		846,647,151

PREFERRED STOCK – 1.8%
Information Technology – 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Coherent Series A Conv.	103,524	16,197,365
(Cost $25,201,329)		16,197,365

REPURCHASE AGREEMENT – 2.1%
Fixed Income Clearing Corporation, 0.83% dated 9/30/22, due 10/3/22, maturity value $18,162,903 (collateralized by obligations of various U.S. Government Agencies, 3.00% due 7/15/25, valued at $18,524,916) (Cost $18,161,647)	18,161,647

TOTAL INVESTMENTS – 99.8%
(Cost $890,950,580)	881,006,163

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%	2,023,919

NET ASSETS – 100.0%	$883,030,082

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP VALUE FUND
SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 92.7%

Communication Services – 3.1%
Entertainment - 1.3%
SciPlay Corporation Cl. A [2]	112,268	$1,320,272
Media - 1.8%
Entravision Communications Cl. A	249,708	991,341
Saga Communications Cl. A	33,901	886,511
		1,877,852
Total		3,198,124

Consumer Discretionary – 13.5%
Diversified Consumer Services - 1.4%
Lincoln Educational Services [2]	260,507	1,417,158
Hotels, Restaurants & Leisure - 1.2%
Bloomin’ Brands	69,700	1,277,601
Household Durables - 1.7%
La-Z-Boy	15,302	345,366
M/I Homes [2]	10,026	363,242
Meritage Homes [2]	2,100	147,567
PulteGroup	23,000	862,500
		1,718,675
Leisure Products - 1.2%
Malibu Boats Cl. A [2]	12,190	584,998
MasterCraft Boat Holdings [2]	34,467	649,703
		1,234,701
Specialty Retail - 3.8%
Container Store Group (The) [2]	140,828	690,057
Haverty Furniture	11,444	284,956
Lazydays Holdings [2,3]	74,068	999,918
OneWater Marine Cl. A [2]	19,488	586,784
Shoe Carnival	60,883	1,305,331
		3,867,046
Textiles, Apparel & Luxury Goods - 4.2%
Carter’s	17,400	1,140,222
Kontoor Brands	35,200	1,183,072
Movado Group	30,501	859,519
Skechers U.S.A. Cl. A [2]	34,500	1,094,340
		4,277,153
Total		13,792,334

Consumer Staples – 2.3%
Food & Staples Retailing - 2.3%
Ingles Markets Cl. A	14,875	1,178,249
Village Super Market Cl. A	59,999	1,159,780
Total		2,338,029

Energy – 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Chord Energy	12,052	1,648,352
Civitas Resources	22,700	1,302,753
Dorchester Minerals L.P.	55,104	1,376,498
Matador Resources	19,000	929,480
Riley Exploration Permian	8,330	158,103
SilverBow Resources [2,3]	46,096	1,239,061
Total		6,654,247

Financials – 18.1%
Banks - 8.2%
Ames National	6,233	138,248
Bank of Princeton	29,721	842,590
Chemung Financial	10,507	439,928
Citizens Community Bancorp	61,797	752,069
CNB Financial	43,824	1,032,932
Financial Institutions	34,129	821,485
First United	2,480	41,044
Landmark Bancorp	19,475	497,976
Mid Penn Bancorp	32,083	921,745
MidWestOne Financial Group	11,190	305,375
National Bankshares	30,362	1,025,021
Riverview Bancorp	67,311	427,425
Unity Bancorp	45,247	1,136,152
		8,381,990
Capital Markets - 3.4%
Evercore Cl. A	16,742	1,377,030
Houlihan Lokey Cl. A	14,190	1,069,642
Moelis & Company Cl. A	30,482	1,030,596
		3,477,268
Insurance - 3.2%
CNO Financial Group	38,390	689,868
Employers Holdings	23,377	806,273
James River Group Holdings	16,446	375,133
Tiptree	128,896	1,386,921
		3,258,195
Thrifts & Mortgage Finance - 3.3%
Timberland Bancorp	54,119	1,496,391
TrustCo Bank Corp NY	32,434	1,019,076
Western New England Bancorp	103,478	841,276
		3,356,743
Total		18,474,196

Health Care – 7.0%
Biotechnology - 2.2%
Catalyst Pharmaceuticals [2]	81,406	1,044,439
Ironwood Pharmaceuticals Cl. A [2]	113,034	1,171,032
		2,215,471
Health Care Providers & Services - 3.8%
Cross Country Healthcare [2]	58,957	1,672,610
Ensign Group (The)	6,491	516,034
Molina Healthcare [2]	5,040	1,662,394
		3,851,038
Pharmaceuticals - 1.0%
SIGA Technologies	104,423	1,075,557
Total		7,142,066

Industrials – 17.3%
Building Products - 2.9%
Builders FirstSource [2]	12,541	738,916
Quanex Building Products	63,095	1,145,805
UFP Industries	15,000	1,082,400
		2,967,121
Construction & Engineering - 2.4%
Northwest Pipe [2]	31,234	877,676
Sterling Infrastructure [2]	71,756	1,540,601
		2,418,277
Electrical Equipment - 0.9%
Preformed Line Products	13,423	955,046
Professional Services - 6.1%
Barrett Business Services	16,394	1,278,732
Heidrick & Struggles International	43,471	1,129,811
Kforce	14,795	867,727
Korn Ferry	20,664	970,175
Mastech Digital [2]	37,731	557,287
Resources Connection	78,915	1,425,994
		6,229,726
Road & Rail - 5.0%
ArcBest Corporation	20,828	1,514,820
Heartland Express	70,431	1,007,868
Schneider National Cl. B	70,750	1,436,225
Werner Enterprises	31,376	1,179,738
		5,138,651
Total		17,708,821

Information Technology – 23.0%
Communications Equipment - 1.2%
Aviat Networks [2]	44,393	1,215,480
Electronic Equipment, Instruments & Components - 12.7%
ePlus [2]	30,534	1,268,382
Flex [2]	95,881	1,597,378
Insight Enterprises [2]	15,107	1,244,968
Jabil	28,475	1,643,292
Kimball Electronics [2]	80,567	1,381,724
PC Connection	27,315	1,231,633
Sanmina Corporation [2]	36,340	1,674,547
TD SYNNEX	16,966	1,377,470
Vishay Intertechnology	86,404	1,537,127
		12,956,521
IT Services - 2.0%
Computer Task Group [2]	125,440	840,448
IBEX [2]	67,414	1,251,878
		2,092,326
Semiconductors & Semiconductor Equipment - 5.9%
Alpha & Omega Semiconductor [2]	37,300	1,147,348
Amkor Technology	76,257	1,300,182
Cohu [2]	38,809	1,000,496
Kulicke & Soffa Industries	34,365	1,324,084
MKS Instruments	1,580	130,571
Ultra Clean Holdings [2]	45,351	1,167,788
		6,070,469
Software - 1.2%
Xperi Holding Corporation	83,200	1,176,448
Total		23,511,244

Real Estate – 1.9%
Real Estate Management & Development - 1.9%
Marcus & Millichap	35,607	1,167,197
RMR Group (The) Cl. A	31,284	741,118
Total		1,908,315

TOTAL COMMON STOCKS
(Cost $90,460,150)		94,727,376

REPURCHASE AGREEMENT – 8.6%
Fixed Income Clearing Corporation, 0.83% dated 9/30/22, due 10/3/22, maturity value $8,763,460 (collateralized by obligations of various U.S. Government Agencies, 2.875% due 6/15/25, valued at $8,938,194) (Cost $8,762,854)		8,762,854

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.0%
Money Market Funds
Federated Government Obligations Fund - Institutional Shares (7 day yield-2.81%) (Cost $2,038,892)	2,038,892	2,038,892

TOTAL INVESTMENTS – 103.3%
(Cost $101,261,896)		105,529,122

LIABILITIES LESS CASH AND OTHER ASSETS – (3.3)%		(3,332,932)

NET ASSETS – 100.0%		$102,196,190

SCHEDULES OF INVESTMENTS

ROYCE SMALLER-COMPANIES GROWTH FUND

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 94.5%

Communication Services – 0.2%
Interactive Media & Services - 0.2%
Enthusiast Gaming Holdings [2]	399,100	$340,926
Total		340,926

Consumer Discretionary – 11.1%
Hotels, Restaurants & Leisure - 3.2%
Bragg Gaming Group [2]	250,000	1,008,072
DraftKings Cl. A [2,3]	88,000	1,332,320
Papa John’s International	11,000	770,110
Texas Roadhouse	30,000	2,617,800
		5,728,302
Internet & Direct Marketing Retail - 2.9%
CarParts.com [2]	210,000	1,085,700
Vivid Seats Cl. A	146,000	1,118,360
Xometry Cl. A [2,3]	52,000	2,953,080
		5,157,140
Leisure Products - 1.5%
Topgolf Callaway Brands [2]	141,000	2,715,660
Multiline Retail - 2.0%
Ollie’s Bargain Outlet Holdings [2,3]	68,000	3,508,800
Specialty Retail - 1.5%
Lithia Motors	13,000	2,789,150
Total		19,899,052

Consumer Staples – 6.5%
Beverages - 4.0%
Celsius Holdings [2]	57,000	5,168,760
MGP Ingredients	19,000	2,017,040
		7,185,800
Food Products - 1.9%
Freshpet [2,3]	67,000	3,356,030
Household Products - 0.6%
Central Garden & Pet Cl. A [2]	34,000	1,161,440
Total		11,703,270

Financials – 1.5%
Banks - 1.5%
Seacoast Banking Corporation of Florida	90,000	2,720,700
Total		2,720,700

Health Care – 25.6%
Biotechnology - 4.7%
Avid Bioservices [2,3]	32,000	611,840
BiomX [2,3]	158,655	53,943
Halozyme Therapeutics [2]	96,000	3,795,840
MeiraGTx Holdings [2]	146,337	1,230,694
Oxford Biomedica [1,2]	99,000	378,600
PureTech Health [1,2]	846,000	2,311,383
		8,382,300
Health Care Equipment & Supplies - 17.7%
Alphatec Holdings [2]	356,000	3,111,440
Axonics [2,3]	89,000	6,269,160
InMode [2]	97,000	2,823,670
Inspire Medical Systems [2]	20,488	3,633,957
Lantheus Holdings [2]	51,000	3,586,830
SI-BONE [2]	67,000	1,169,820
STAAR Surgical [2]	51,000	3,598,050
TransMedics Group [2]	141,000	5,885,340
ViewRay [2]	468,000	1,703,520
		31,781,787
Health Care Providers & Services - 0.9%
Progyny [2]	46,000	1,704,760
Life Sciences Tools & Services - 1.4%
CryoPort [2]	48,198	1,174,103
MaxCyte [2]	210,000	1,365,000
		2,539,103
Pharmaceuticals - 0.9%
Harmony Biosciences Holdings [2,3]	35,000	1,550,150
Total		45,958,100

Industrials – 17.3%
Aerospace & Defense - 1.5%
AeroVironment [2]	33,000	2,750,880
Air Freight & Logistics - 0.9%
GXO Logistics [2]	44,000	1,542,640
Commercial Services & Supplies - 2.9%
ACV Auctions Cl. A [2]	288,000	2,070,720
VSE Corporation	88,000	3,115,200
		5,185,920
Electrical Equipment - 2.1%
American Superconductor [2]	280,349	1,227,928
EnerSys	15,000	872,550
Enovix Corporation [2,3]	96,000	1,760,160
		3,860,638
Machinery - 4.7%
ATS Automation Tooling Systems [2]	128,000	3,378,492
Chart Industries [2,3]	25,000	4,608,750
Symbotic Cl. A [2]	37,500	431,250
		8,418,492
Professional Services - 3.2%
ASGN [2]	35,000	3,162,950
Atlas Technical Consultants Cl. A [2,3]	376,000	2,500,400
		5,663,350
Trading Companies & Distributors - 2.0%
Distribution Solutions Group [2]	130,000	3,662,100
Total		31,084,020

Information Technology – 28.3%
Communications Equipment - 4.1%
Clearfield [2,3]	62,000	6,487,680
Genasys [2,3]	328,000	908,560
		7,396,240
Electronic Equipment, Instruments & Components - 2.8%
Iteris [2]	844,474	2,508,088
Napco Security Technologies [2]	89,000	2,588,120
		5,096,208
IT Services - 2.8%
Cantaloupe [2]	183,996	640,306
DigitalOcean Holdings [2,3]	35,000	1,265,950
DLocal Cl. A [2,3]	149,000	3,057,480
		4,963,736
Semiconductors & Semiconductor Equipment - 10.8%
Ambarella [2]	44,000	2,471,920
AXT [2]	216,400	1,449,880
Canadian Solar [2]	53,000	1,974,250
Credo Technology Group Holding [2,3]	108,000	1,188,000
Impinj [2,3]	97,555	7,807,327
indie Semiconductor Cl. A [2,3]	67,000	490,440
Onto Innovation [2]	12,000	768,600
Silicon Laboratories [2]	27,000	3,332,880
		19,483,297
Software - 6.7%
Agilysys [2]	47,000	2,601,450
Descartes Systems Group (The) [2]	51,033	3,242,126
Digital Turbine [2]	66,000	951,060
Paylocity Holding Corporation [2]	7,786	1,880,942
Sprout Social Cl. A [2]	54,000	3,276,720
		11,952,298
Technology Hardware, Storage & Peripherals - 1.1%
Stratasys [2]	133,000	1,916,530
Total		50,808,309

Materials – 3.4%
Chemicals - 1.7%
Aspen Aerogels [2]	101,000	931,220
Bioceres Crop Solutions [2,3]	113,000	1,471,260
NanoXplore [2]	289,000	671,582
		3,074,062
Metals & Mining - 1.7%
AMG Advanced Metallurgical Group [1]	74,000	1,668,461
Core Lithium [2,4]	1,996,202	1,315,177
		2,983,638
Total		6,057,700

Real Estate – 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6% Postal Realty Trust Cl. A	70,000	1,026,900
Total		1,026,900

TOTAL COMMON STOCKS
(Cost $160,194,993)		169,598,977

REPURCHASE AGREEMENT – 5.6%
Fixed Income Clearing Corporation, 0.83% dated 9/30/22, due 10/3/22, maturity value $10,044,438 (collateralized by obligations of various U.S. Government Agencies, 2.875% due 6/15/25, valued at $10,244,702) (Cost $10,043,744)		10,043,744

COLLATERAL RECEIVED FOR SECURITIES LOANED – 3.2%
Money Market Funds
Federated Government Obligations Fund - Institutional Shares (7 day yield-2.81%) (CSost $5,694,430)	5,694,430	5,694,430

TOTAL INVESTMENTS – 103.3%
(Cost $175,933,167)	185,337,151

LIABILITIES LESS CASH AND OTHER ASSETS – (3.3)%	(5,913,455)

NET ASSETS – 100.0%	$179,423,696

ADR – American Depository Receipt

[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[2]	Non-income producing.
[3]	All or a portion of these securities were on loan as of September 30, 2022.
[4]	Securities for which market quotations are not readily available represent 0.0%, 0.0% and 0.7% of net assets for Royce Micro-Cap Fund, Royce Small-Cap Opportunity Fund and Royce Smaller-Companies Growth Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[5]	As of September 30, 2022, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

As of September 30, 2022, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Royce Dividend Value Fund	$26,714,746	$25,593,447	$27,410,989	$1,817,542
Royce Global Financial Services Fund	16,753,084	9,037,096	10,284,220	1,247,124
Royce International Premier Fund	938,227,654	(216,977,763)	43,938,445	260,916,208
Royce Micro-Cap Fund	258,769,064	15,979,190	69,528,504	53,549,314
Royce Pennsylvania Mutual Fund	1,307,953,341	185,426,093	329,893,302	144,467,209
Royce Premier Fund	941,752,863	298,731,873	374,082,519	75,350,646
Royce Small-Cap Opportunity Fund	1,238,516,860	(51,196,937)	189,331,077	240,528,014
Royce Small-Cap Special Equity Fund	690,256,805	51,162,849	83,558,061	32,395,212
Royce Small-Cap Total Return Fund	897,081,357	(16,075,194)	98,487,360	114,562,554
Royce Small-Cap Value Fund	101,398,453	4,130,669	11,700,983	7,570,314
Royce Smaller-Companies Growth Fund	176,068,726	9,268,425	34,111,674	24,843,249

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the Investment Company Act of 1940 (“1940 Act”), under procedures approved by the Trust’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities and/or foreign securities that were fair valued are noted in the Schedules of Investments.

Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2022. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Dividend Value Fund
Common Stocks	$44,200,998	$7,234,625	$–	$51,435,623
Repurchase Agreement	–	872,570	–	872,570
Royce Global Financial Services Fund
Common Stocks	20,604,321	4,050,752	–	24,655,073
Repurchase Agreement	–	1,135,107	–	1,135,107
Royce International Premier Fund
Common Stocks	54,640,084	609,735,841	–	664,375,925
Preferred Stocks	–	16,216,997	–	16,216,997
Repurchase Agreement	–	40,656,969	–	40,656,969
Royce Micro-Cap Fund
Common Stocks	256,042,407	5,606,583	0	261,648,990
Repurchase Agreement	–	10,781,758	–	10,781,758
Money Market Fund/Collateral Received for
Securities Loaned	2,317,506	–	–	2,317,506
Royce Pennsylvania Mutual Fund
Common Stocks	1,428,001,880	3,471,457	–	1,431,473,337
Repurchase Agreement	–	57,180,286	–	57,180,286
Money Market Fund/Collateral Received for
Securities Loaned	4,725,811	–	–	4,725,811
Royce Premier Fund
Common Stocks	1,119,098,099	19,627,289	–	1,138,725,388
Repurchase Agreement	–	101,759,348	–	101,759,348
Royce Small-Cap Opportunity Fund
Common Stocks	1,121,607,161	4,040,744	0	1,125,647,905
Repurchase Agreement	–	59,854,527	–	59,854,527
Money Market Fund/Collateral Received for
Securities Loaned	1,817,491	–	–	1,817,491
Royce Small-Cap Special Equity Fund
Common Stocks	594,898,855	–	–	594,898,855
Repurchase Agreement	–	146,520,799	–	146,520,799
Royce Small-Cap Total Return Fund
Common Stocks	832,877,061	13,770,090	–	846,647,151
Preferred Stocks	16,197,365	–	–	16,197,365
Repurchase Agreement	–	18,161,647	–	18,161,647
Royce Small-Cap Value Fund
Common Stocks	94,727,376	–	–	94,727,376
Repurchase Agreement	–	8,762,854	–	8,762,854
Money Market Fund/Collateral Received for
Securities Loaned	2,038,892	–	–	2,038,892
Royce Smaller-Companies Growth Fund
Common Stocks	163,925,356	4,358,444	1,315,177	169,598,977
Repurchase Agreement	–	10,043,744	–	10,043,744
Money Market Fund/Collateral Received for
Securities Loaned	5,694,430	–	–	5,694,430

Level 3 Reconciliation:

	Balance as of 12/31/21	Corporate Actions	Sales	Transfers In1	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/22
Royce Micro-Cap Fund
Common Stocks	$666,497	$–	$1,337,628	$–	$193,457	$477,674	$0
Royce Pennsylvania Mutual Fund
Common Stocks	0	(10,862)	–	–	10,862	–	–
Royce Small-Cap Opportunity Fund
Common Stocks	49	–	–	–	–	(49)	0
Royce Small-Cap Total Return Fund
Common Stocks	0	–	0	–	0	–	–
Royce Smaller-Companies Growth Fund
Common Stocks	–	–	–	1,315,177	–	–	1,315,177

[1]	Transfers into Level 3 represent securities for which there were no longer readily available market quotations as of September 30, 2022.

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of Septmeber 30, 2022, are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of September 30, 2022:

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$2,317,506	$(2,251,982)	$ 65,524
Royce Pennsylvania Mutual Fund	4,725,811	(4,696,559)	29,252
Royce Small-Cap Opportunity Fund	1,817,491	(1,535,062)	282,429
Royce Small-Cap Value Fund	2,038,892	(2,033,665)	5,227
Royce Smaller-Companies Growth Fund	5,694,430	(5,393,743)	300,687

1 The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of September 30, 2022:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$ 3,734,761	$ (3,638,267)	$ S96,494
Royce Pennsylvania Mutual Fund	16,389,751	(15,959,360)	430,391
Royce Small-Cap Opportunity Fund	21,793,846	(21,231,583)	562,263
Royce Small-Cap Total Return Fund	872,965	(854,521)	18,444
Royce Smaller-Companies Growth Fund	26,765,150	(26,138,840)	626,310

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2022:

Affiliated Company[1]	Shares 12/31/21	Market Value 12/31/21	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 9/30/22	Market Value 9/30/22
Royce International Premier Fund
Australia – 0.9%
Bravura Solutions[2,3]	15,808,630	$28,408,875	$736,853	$8,768,432	$(11,889,171)	$(1,876,147)	$623,415
		28,408,875			(11,889,171)	(1,876,147)	623,415

Royce Small-Cap Opportunity Fund

Health Care – 0.0%

Health Care Equipment & Supplies – 0.0%

IntriCon Corporation[3,4]	486,447	7,865,848	–	11,579,543	2,355,413	1,358,282	–
		7,865,848			2,355,413	1,358,282	–

Industrials – 0.5%

Construction & Engineering – 0.5%

Limbach Holdings[4,5]	635,423	5,718,807	1,008,201	–	–	(766,336)	–	784,299	$5,960,672
		5,718,807			–	(766,336)	–		5,960,672

Information Technology – 0.4%

Communications Equipment – 0.4%

PCTEL[4,5]	1,000,593	5,673,362	521,258	14,322	(8,123)	(966,520)	–	1,102,893	5,205,655
		5,673,362			(8,123)	(966,520)	–		5,205,655
		19,258,017			2,347,290	(374,574)	–		11,166,327

Royce Small-Cap Special Equity Fund

Consumer Discretionary – 5.3%

Auto Components – 5.3%

Standard Motor Products[5]	1,171,500	61,374,885	925,581	–	–	(23,430,466)	953,235	1,196,000	38,870,000

Household Durables – 0.0%

Flexsteel Industries[3]	767,500	20,615,050	–	14,352,219	(13,061,794)	6,798,963	–
Hooker Furniture[3]	1,137,000	26,469,360	–	21,153,315	(7,013,961)	1,697,916	220,000
		47,084,410			(20,075,755)	8,496,879	220,000
		108,459,295			(20,075,755)	(14,933,587)	1,173,235	38,870,000

Industrials – 3.1%

Machinery – 3.1%

Gencor Industries[4,5]	1,066,000	12,290,980	–	–	–	(2,686,320)	–	1,066,000	9,604,660
Hurco Companies[5]	580,000	17,226,000	–	–	–	(4,187,600)	261,000	580,000	13,038,400
Miller Industries[3]	754,000	25,183,600	316,992	20,509,497	(3,965,788)	(1,025,307)	167,706
		54,700,580			(3,965,788)	(7,899,227)	428,706		22,643,060

Information Technology – 2.3%

Semiconductors & Semiconductor Equipment – 2.3%

NVE Corporation[5]	300,100	20,496,830	3,432,878	–	–	(6,855,808)	1,017,000	366,000	17,073,900
		20,496,830			–	(6,855,808)	1,017,000		17,073,900
		183,656,705			(24,041,543)	(29,688,622)	2,618,941		78,586,960

Royce Small-Cap Total Return Fund

Financials – 1.1%

Insurance – 1.1%

Trean Insurance Group[4,5]	2,821,597	25,140,429	6,604,333	7,804,138	(10,443,056)	(3,459,445)	–	2,952,389	10,038,123
		25,140,429			(10,443,056)	(3,459,445)	–		10,038,123

[1]	Percentages represent the percentages of the investments in Affiliated Companies of the Fund’s net assets.

[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

[3]	Not an Affiliated Company as of September 30, 2022.
[4]	Non-income producing.

[5]	As of September 30, 2022, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).